Business Combination (Tables)	6 Months Ended
Jun. 30, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of Consideration Paid for Simply and the Amounts of the Assets Acquired and Liabilities	The following table summarizes the consideration paid for Simply and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date:
October 6, 2023
SGD
Consideration
Cash	513,600
Equity instruments	750,000
Consideration payables	3,239,193
Fair value of total consideration transferred	4,502,793
SGD
ASSETS
Cash and bank balances	204,289
Accounts receivable	190,283
Prepayments	12,926
Deposits	16,160
Property and equipment, net	27,845
Intangible assets	271,693
Operating lease right-of-use assets, net	14,817
Other assets	43,235
Total assets	781,248

LIABILITIES
Accounts payable	86,798
Accrued liabilities and other payables	242,604
Bank loans, current portion	43,413
Operating lease obligation, current	15,241
Bank loans, non-current portion	47,903
Total liabilities	435,959

Total identifiable net assets	345,289

Intangible asset (customer relationship)	1,944,044
Goodwill	2,213,460
Fair value of total consideration transferred	4,502,793

Schedule of Supplemental Unaudited Pro Forma Information

The following table presents supplemental unaudited pro forma information as if the acquisition had occurred at the beginning of 2023. The pro forma financial information is not necessarily indicative of the results of operations that would have occurred had the transactions been effected on the assumed dates.

	December 31, 2023	December 31, 2023
	SGD	USD
Revenue	7,315,963	5,545,337
Net loss	(6,368,852)	(4,827,448)
Basic earnings per share	(0.36)	(0.27)
Diluted earnings per share	(0.34)	(0.26)